FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	$ (4)	$ 0	$ 15
Pre-tax income attributable to shareholders, 10% increase	4	0	(15)
OCI attributable to shareholders, before taxes, 10% decrease	(21)	(50)	(69)
OCI attributable to shareholders, before taxes, 10% increase	21	50	69
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	0	(3)
Pre-tax income attributable to shareholders, 10% increase	0	0	3
OCI attributable to shareholders, before taxes, 10% decrease	(6)	(6)	2
OCI attributable to shareholders, before taxes, 10% increase	6	6	(2)
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	0	0
Pre-tax income attributable to shareholders, 10% increase	0	0	0
OCI attributable to shareholders, before taxes, 10% decrease	(5)	(2)	(29)
OCI attributable to shareholders, before taxes, 10% increase	5	2	29
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease			12
Pre-tax income attributable to shareholders, 10% increase			(12)
OCI attributable to shareholders, before taxes, 10% decrease			(15)
OCI attributable to shareholders, before taxes, 10% increase			15
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	0	5
Pre-tax income attributable to shareholders, 10% increase	0	0	(5)
OCI attributable to shareholders, before taxes, 10% decrease	5	8	(2)
OCI attributable to shareholders, before taxes, 10% increase	$ (5)	$ (8)	$ 2